SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Granted
	Year ended December 31, 2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,186,446	$3.40	4.01	$534
Granted	1,478,696	2.33
Exercised	(226,116)	1.81
Forfeited or expired	(1,133,294)	4.42

Outstanding at end of the year	5,305,732	$2.95	3.83	$19

Options exercisable at end of the year	2,735,334	$2.99	2.86	$3

Vested and expected to vest	4,052,658	$2.96	3.50	$10

Schedule of RSUs Granted
	Year ended December 31, 2022
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	699,679	$1,805
Granted	1,805,163
Vested	(195,969)
Forfeited	(200,534)

Unvested at end of the year	2,108,339	$4,027

Vested and expected to vest	1,564,025	$2,987

Schedule of Equity-Based Compensation Expense
	Year ended December 31,
	2020	2021	2022

Cost of revenues	$110	$289	$587
Research and development, net	243	236	405
Sales and marketing	545	700	1,355
General and administrative	764	1,337	1,213

Total share-based compensation expenses	$1,662	$2,562	$3,560